LOANS (Details 4) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Aging of the recorded investment in past due loans by portfolio class of loans
Current	$ 0
Acquired Loans
Aging of the recorded investment in past due loans by portfolio class of loans
Current	758
Loans receivable
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	11,204	$ 6,889
Current	299,257	225,143
Total loans	$ 310,461	$ 232,032
Accruing loans past due 90 days or more
Loans receivable | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 6,228	$ 4,943
Loans receivable | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	1,557	893
Loans receivable | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	3,419	1,053
Loans receivable | Real estate loans
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	11,202	6,889
Current	296,330	224,396
Total loans	$ 307,532	$ 231,285
Accruing loans past due 90 days or more
Loans receivable | Real estate loans | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 6,227	$ 4,943
Loans receivable | Real estate loans | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	1,556	893
Loans receivable | Real estate loans | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	3,419	1,053
Loans receivable | One-to-four family
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	9,425	6,802
Current	246,896	207,933
Total loans	$ 256,321	$ 214,735
Accruing loans past due 90 days or more
Loans receivable | One-to-four family | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 5,871	$ 4,856
Loans receivable | One-to-four family | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	1,243	893
Loans receivable | One-to-four family | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 2,311	$ 1,053
Loans receivable | Multi-family
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Current	$ 2,574	$ 254
Total loans	$ 2,574	$ 254
Accruing loans past due 90 days or more
Loans receivable | Multi-family | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Multi-family | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Multi-family | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Home equity
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 49
Current	8,149	$ 227
Total loans	$ 8,198	$ 227
Accruing loans past due 90 days or more
Loans receivable | Home equity | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 49
Loans receivable | Home equity | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Home equity | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Nonresidential
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 1,650	$ 87
Current	20,035	8,321
Total loans	$ 21,685	$ 8,408
Accruing loans past due 90 days or more
Loans receivable | Nonresidential | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 229	$ 87
Loans receivable | Nonresidential | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	313
Loans receivable | Nonresidential | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 1,108
Loans receivable | Agricultural
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Current	$ 4,164
Total loans	$ 4,164
Accruing loans past due 90 days or more
Loans receivable | Agricultural | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Agricultural | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Agricultural | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Construction and land
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 78
Current	14,512	$ 7,661
Total loans	$ 14,590	$ 7,661
Accruing loans past due 90 days or more
Loans receivable | Construction and land | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 78
Loans receivable | Construction and land | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Construction and land | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Commercial and industrial
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Current	$ 184
Total loans	$ 184
Accruing loans past due 90 days or more
Loans receivable | Commercial and industrial | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Commercial and industrial | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Commercial and industrial | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Consumer and other loans
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 2
Current	2,743	$ 747
Total loans	$ 2,745	$ 747
Accruing loans past due 90 days or more
Loans receivable | Consumer and other loans | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 1
Loans receivable | Consumer and other loans | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 1
Loans receivable | Consumer and other loans | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 4,899
Current	77,321
Total loans	$ 82,220	$ 232,032
Accruing loans past due 90 days or more
Loans receivable | Acquired Loans | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 2,095
Loans receivable | Acquired Loans | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	408
Loans receivable | Acquired Loans | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	2,396
Loans receivable | Acquired Loans | Real estate loans
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	4,897
Current	76,189
Total loans	$ 81,086	231,285
Accruing loans past due 90 days or more
Loans receivable | Acquired Loans | Real estate loans | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 2,094
Loans receivable | Acquired Loans | Real estate loans | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	407
Loans receivable | Acquired Loans | Real estate loans | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	2,396
Loans receivable | Acquired Loans | One-to-four family
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	3,176
Current	42,861
Total loans	$ 46,037	214,735
Accruing loans past due 90 days or more
Loans receivable | Acquired Loans | One-to-four family | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 1,794
Loans receivable | Acquired Loans | One-to-four family | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	94
Loans receivable | Acquired Loans | One-to-four family | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 1,288
Loans receivable | Acquired Loans | Multi-family
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Current	$ 2,326
Total loans	$ 2,326	254
Accruing loans past due 90 days or more
Loans receivable | Acquired Loans | Multi-family | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Multi-family | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Multi-family | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Home equity
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 38
Current	7,995
Total loans	$ 8,033	227
Accruing loans past due 90 days or more
Loans receivable | Acquired Loans | Home equity | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 38
Loans receivable | Acquired Loans | Home equity | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Home equity | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Nonresidential
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 1,650
Current	12,464
Total loans	$ 14,114	$ 8,408
Accruing loans past due 90 days or more
Loans receivable | Acquired Loans | Nonresidential | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 229
Loans receivable | Acquired Loans | Nonresidential | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	313
Loans receivable | Acquired Loans | Nonresidential | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 1,108
Loans receivable | Acquired Loans | Agricultural
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Current	$ 3,190
Total loans	$ 3,190
Accruing loans past due 90 days or more
Loans receivable | Acquired Loans | Agricultural | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Agricultural | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Agricultural | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Construction and land
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 33
Current	7,353
Total loans	$ 7,386	$ 7,661
Accruing loans past due 90 days or more
Loans receivable | Acquired Loans | Construction and land | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 33
Loans receivable | Acquired Loans | Construction and land | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Construction and land | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Commercial and industrial
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Current	$ 53
Total loans	$ 53
Accruing loans past due 90 days or more
Loans receivable | Acquired Loans | Commercial and industrial | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Commercial and industrial | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Commercial and industrial | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due
Loans receivable | Acquired Loans | Consumer and other loans
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 2
Current	1,079
Total loans	$ 1,081	$ 747
Accruing loans past due 90 days or more
Loans receivable | Acquired Loans | Consumer and other loans | 30 - 59 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 1
Loans receivable | Acquired Loans | Consumer and other loans | 60 - 89 Days Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due	$ 1
Loans receivable | Acquired Loans | Consumer and other loans | 90 Days or More Past Due
Aging of the recorded investment in past due loans by portfolio class of loans
Total Past Due